CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss) income	$ (10,802,111)	$ 5,668,314
Adjustments to reconcile net loss to net cash (used in) operating activities:
Stock-based compensation - amortization of prepaid services		486,667
Stock-based compensation	1,088,923	33,782
Amortization of discount of notes payable	241,444	1,336,171
Amortization of right to use assets	31,782	40,924
Amortization of patent rights	204,600	205,534
Depreciation expense	11,702	12,927
Impairment loss	43,000	219,707
Non-cash interest revenue	(57,191)	(79,301)
Loss on change in fair value of profit share	3,959,065	11,209,677
Changes in operating assets and liabilities
Accounts receivable	1,310,421	859,396
Inventory	173,351	195,967
Prepaid expenses and other assets	(16,004)	88,772
Accrued salaries	30,344	(58,542)
Accounts payable and accrued liabilities	144,547	(1,388,385)
Income tax payable	(437,821)	437,821
Operating lease liability	(31,219)	(43,394)
Net cash used in operating activities	(4,105,167)	19,226,037
Cash flows used in investing activities
Purchase of property and equipment	(809,432)
Net cash used in investing activities	(809,432)
Cash flows used in financing activities
Proceeds from exercise of stock options	17,500	209,500
Repayment of secured notes payable	(271,686)
Repayment of unsecured notes payable	(12,314,895)
Net cash used in financing activities	(12,569,081)	209,500
Net (decrease) increase in cash and cash equivalents	(17,483,680)	19,435,537
Cash and cash equivalents - beginning of period	20,939,762	1,504,225
Cash and cash equivalents - end of period	3,456,082	20,939,762
Cash paid during the period for:
Interest	4,023	$ 19,721
Income taxes	143,269
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS
Capital from related party debt extinguishments	10,827,195
Recognition of ROU asset and operating lease liability	$ 326,285